Translation gains/(losses) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments
Trade and other receivables	R 98	R 132	R (909)
Trade and other payables	(372)	(354)	237
Foreign currency loans	965	(103)	313
Other	(87)	314	(842)
Translation gains/(losses)	604	(11)	(1,201)
Mining
Disclosure of operating segments
Translation gains/(losses)	(19)	(18)	(19)
Exploration And Production International
Disclosure of operating segments
Translation gains/(losses)	(79)	289	337
Energy
Disclosure of operating segments
Translation gains/(losses)	(337)	(45)	(299)
Base Chemicals
Disclosure of operating segments
Translation gains/(losses)	(124)	(5)	(394)
Performance Chemicals
Disclosure of operating segments
Translation gains/(losses)	51	45	(299)
Group Functions
Disclosure of operating segments
Translation gains/(losses)	R 1,112	R (277)	R (527)